Morgan Stanley Dean Witter Competitive Edge Fund         Two World Trade Center,
"Best Ideas" Portfolio                                  New York, New York 10048
Letter to the Shareholders November 30, 1999


DEAR SHAREHOLDER:

During the six-month period ended November 30, 1999, large-capitalization growth stocks continued to outperform most other asset classes. The combination of low commodity and food price inflation, high consumer sentiment, accommodative monetary policies and a powerful corporate profit cycle around the world created an ideal backdrop for global stock market performance. Other asset classes, such as bonds and commodity-based investments, marked time but provided little competition to the returns provided by global equities.

Regionally, Japan's equity market led the way as economic stability and financial services reforms combined to bolster confidence. The markets of the Pacific Rim and Latin America also performed well, as did those of the United Kingdom, continental Europe and the United States.

PERFORMANCE

For the six-month period ended November 30, 1999, Morgan Stanley Dean Witter Competitive Edge Fund - "Best Ideas" Portfolio's Class A, B, C and D shares returned 12.73 percent, 12.27 percent, 12.34 percent and 12.79 percent, respectively. (The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) During the same period, the Morgan Stanley Capital International World Index (MSCI World Index) returned 11.48 percent, while the Lipper Global Funds Index returned 15.63 percent.

The Fund's large holdings in Japan and continental Europe, as well as the United States, helped the Fund outpace MSCI World Index, but the Fund's avoidance of smaller-capitalization markets such as the Pacific Rim and Latin America caused the Fund to lag its Lipper peer group.

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Letter to the Shareholders November 30, 1999, continued


PORTFOLIO STRATEGY

The Fund invests primarily in stocks compiled by the Morgan Stanley Dean Witter Equity Research department, which they believe demonstrate a long-term sustainable competitive advantage versus other players in the global arena. This compilation of approximately 40 companies is referred to as the Competitive Edge "Best Ideas" List and is updated continuously. The Fund purchases any security that is added to the list, and will generally sell a security that is eliminated from the list as soon as practicable after the list is updated. The Fund's portfolio manager then translates these ideas into a portfolio of equity holdings, investing at least 1 percent and not more than 5 percent of the Fund's assets in each company on the list. The Fund's portfolio is actively managed on a day-to-day basis.

As of November 30, 1999, approximately 99 percent of the Fund's assets were invested in 40 equity positions throughout the world. The remaining 1 percent was held in U.S. commercial paper. Equity holdings in the United States accounted for nearly 52 percent of the Fund's assets, with the remainder diversified among 10 other countries. In descending order beginning with the largest exposure, these were: Japan, the United Kingdom, France, Sweden, Finland, Switzerland, Mexico, Australia, Germany and the Netherlands.

Among the Fund's largest equity holdings were America Online (Internet services), Cisco Systems (telecommunications equipment) and EMC Corporation (data storage) in the United States, Matsushita Electric (electronics) and Tokyo Electron (semiconductors) in Japan, TOTAL Fina (oil refining/marketing) and Axa (multiline insurance) in France, British Telecommunications (telecommunications) and HSBC Holdings PLC (financial services) in the United Kingdom and UPM Kymmene (paper) in Finland.

LOOKING AHEAD

After a period of strong performance, we anticipate that the year ahead could be a more volatile and challenging one for the world's equity markets. However, we believe that despite any short-term uncertainties and volatility the Fund's assemblage of companies, and their perceived competitive advantage, will continue to provide an outstanding array of globally diversified opportunities for a long-term equity investor.

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Letter to the Shareholders November 30, 1999, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Competitive Edge Fund - "Best Ideas" Portfolio and look forward to serving your investment needs.



Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                  /s/  MITCHELL M. MERIN
-----------------------------               -----------------------------
    CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
    Chairman of the Board                        President

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Fund Performance November 30, 1999

                          Average Annual Total Returns
--------------------------------------------------------------------------------
                        Class A Shares*
--------------------------------------------------------------
Period Ended 11/30/99
---------------------
1 Year                            21.66%(1)        15.27%(2)
Since Inception (2/25/98)         12.35%(1)         8.96%(2)


                        Class B Shares**
--------------------------------------------------------------
Period Ended 11/30/99
---------------------
1 Year                            20.80%(1)        15.80%(2)
Since Inception (2/25/98)         11.52%(1)         9.41%(2)


                        Class C Shares+
--------------------------------------------------------------
Period Ended 11/30/99
---------------------
1 Year                            21.07%(1)        20.07%(2)
Since Inception (2/25/98)         11.66%(1)        11.66%(2)


                        Class D Shares++
--------------------------------------------------------------
Period Ended 11/30/99
---------------------
1 Year                            21.89%(1)
Since Inception (2/25/98)         12.60%(1)

Past performance is not predictive of future returns

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
 ** The maximum contingent deferred sales charge (CDSC) for Class B is 5.00%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 ++  Class D shares have no sales charge.

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Portfolio of Investments November 30, 1999 (unaudited)


 NUMBER OF
  SHARES                                                  VALUE
------------                                          -------------
              COMMON AND PREFERRED STOCKS (99.5%)
              AUSTRALIA (2.3%)
              Media Conglomerates
5,655,800     News Corporation Ltd. (Pref.) .......   $  43,935,691
                                                      -------------
              FINLAND (2.6%)
              Paper
1,516,500     UPM-Kymmene Oyj .....................      50,765,687
                                                      -------------
              FRANCE (7.3%)
              Multi-Line Insurance
  343,700     AXA .................................      46,403,408
                                                      -------------
              Oil Refining/Marketing
  396,000     Total S.A. (B Shares) ...............      52,745,786
                                                      -------------
              Packaged Foods
  187,000     Groupe Danone .......................      43,423,549
                                                      -------------
              TOTAL FRANCE ........................     142,572,743
                                                      -------------
              GERMANY (2.3%)
              Motor Vehicles
1,669,200     Bayerische Motoren Werke (BMW)
                AG ................................      44,600,940
                                                      -------------
              JAPAN (12.7%)
              Consumer Electronics/Appliances
  280,000     Sony Corp. ..........................      51,882,353
                                                      -------------
              Diversified Electronic Products
2,189,000     Matsushita Electric Industrial Co.,
                Ltd. ..............................      55,476,127
                                                      -------------
              Electronic Data Processing
1,351,000     Fujitsu Ltd. ........................      47,947,255
                                                      -------------
              Electronic Production Equipment
  510,000     Tokyo Electron Ltd. .................      53,000,000
                                                      -------------
              Specialty Chemicals
  967,400     Shin-Etsu Chemical Co., Ltd. ........      38,221,784
                                                      -------------
              TOTAL JAPAN .........................     246,527,519
                                                      -------------
              MEXICO (2.5%)
              Telecommunications
  532,750     Telefonos de Mexico S.A.
                (Series L) (ADR) ..................      49,312,672
                                                      -------------
              NETHERLANDS (2.3%)
              Alcoholic Beverages
  923,500     Heineken NV .........................      44,695,922
                                                      -------------

 NUMBER OF
  SHARES                                                  VALUE
------------                                          -------------
              SWEDEN (2.8%)
              Life Insurance
2,284,880     Skandia Forsakrings AB ..............   $  54,651,279
                                                      -------------
              SWITZERLAND (2.6%)
              Building Materials
   40,000     Holderbank Financiere Glarus AG
                (B Shares) ........................      50,169,918
                                                      -------------
              UNITED KINGDOM (9.8%)
              Alcoholic Beverages
4,584,900     Diageo PLC ..........................      41,615,487
                                                      -------------
              Diversified Financial Services
3,799,000     HSBC Holdings PLC ...................      50,134,866
                                                      -------------
              Industrial Machinery/Components
9,816,450     Invensys PLC ........................      45,805,126
                                                      -------------
              Telecommunications
2,670,000     British Telecommunications PLC ......      53,695,916
                                                      -------------
              TOTAL UNITED KINGDOM ................     191,251,395
                                                      -------------
              UNITED STATES (52.3%)
              Air Freight/Delivery Services
  968,800     FDX Corp.* ..........................      40,871,250
                                                      -------------
              Beverages - Non-Alcoholic
1,782,300     Coca-Cola Enterprises, Inc. .........      37,762,481
                                                      -------------

              Broadcasting
  659,000     Clear Channel Communications, Inc.* .      52,967,125
                                                      -------------
              Computer Communications
  719,200     Cisco Systems, Inc.* ................      64,098,700
                                                      -------------
              Computer Software
  504,000     Microsoft Corp.* ....................      45,864,000
                                                      -------------
              Discount Chains
  960,000     Wal-Mart Stores, Inc. ...............      55,320,000
                                                      -------------
              Diversified Financial Services
  345,000     American Express Co. ................      52,202,812
                                                      -------------
              E.D.P. Peripherals
  749,400     EMC Corp.* ..........................      62,621,737
                                                      -------------
              Electrical Products
  730,000     Emerson Electric Co. ................      41,610,000
                                                      -------------
              Internet Services
  905,000     America Online, Inc.* ...............      65,782,188
                                                      -------------
              Major Banks
1,200,000     Bank of New York Co., Inc. ..........      47,850,000
                                                      -------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Portfolio of Investments November 30, 1999 (unaudited) continued


 NUMBER OF
  SHARES                                                  VALUE
------------                                          -------------
              Major Chemicals
  637,700     Du Pont (E.I.) de Nemours & Co.,
               Inc. ..............................   $  37,903,294
                                                      -------------
              Major Pharmaceuticals
  920,000     American Home Products Corp. ........      47,840,000
                                                      -------------
              Major U.S. Telecommunications
  566,000     MCI WorldCom, Inc.* .................      46,801,125
                                                      -------------
              Media Conglomerates
  658,000     Time Warner Inc. ....................      40,590,375
                                                      -------------
              Medical Equipment & Supplies
1,242,000     Medtronic, Inc. .....................      48,282,750
                                                      -------------
              Multi-Sector Companies
  407,000     General Electric Co. ................      52,910,000
                                                      -------------
              Oilfield Services/Equipment
1,075,000     Halliburton Co. .....................      41,589,063
  697,600     Schlumberger Ltd. ...................      41,899,600
                                                      -------------
                                                         83,488,663
                                                      -------------
              Semiconductors
  560,000     Intel Corp. .........................      42,910,000
                                                      -------------
              Telecommunications Equipment
  700,000     Lucent Technologies Inc. ............      51,143,750
                                                      -------------
              TOTAL UNITED STATES .................   1,018,820,250
                                                      -------------
              TOTAL COMMON AND
              PREFERRED STOCKS
              (Identified Cost $1,538,345,649).....   1,937,304,016
                                                      -------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                               VALUE
------------                                          -------------
                 SHORT-TERM INVESTMENTS (0.6%)
                 U.S. GOVERNMENT AGENCY (a) (0.6%)
  $11,000        Federal National Mortgage Assoc.
                   5.61% due 12/01/99
                   (Amortized Cost $11,000,000) ....   $  11,000,000
                                                       -------------
                 REPURCHASE AGREEMENT (0.0%)
      719        The Bank of New York 5.375%
                   due 12/01/99 (dated 11/30/99;
                   proceeds $719,155) (b)
                   (Identified Cost $719,048) ......         719,048
                                                       -------------
                 TOTAL SHORT-TERM INVESTMENTS
                 (Identified Cost $11,719,048)......      11,719,048
                                                       -------------
TOTAL INVESTMENTS
(Identified Cost $1,550,064,697) (c).....   100.1 %    1,949,023,064
LIABILITIES IN EXCESS OF OTHER
ASSETS ..................................    (0.1)        (1,724,939)
                                            -----      -------------
NET ASSETS ..............................   100.0 %   $1,947,298,125
                                            =====     ==============
--------------------------------
ADR   American Depository Receipt.
 *    Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $3,060,118 U.S. Treasury Note 0.00% due 11/15/21 value at $732,990.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $445,949,801 and the aggregate gross unrealized depreciation is $46,991,434, resulting in net unrealized appreciation of $398,958,367.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Summary of Investments November 30, 1999 (unaudited)

                                                                 PERCENT OF
INDUSTRY                                          VALUE          NET ASSETS
--------------------------------------------------------------------------------
Air Freight/Delivery Services ...........   $   40,871,250           2.1%
Alcoholic Beverages .....................       86,311,409           4.4
Beverages - Non-Alcoholic ...............       37,762,481           1.9
Broadcasting ............................       52,967,125           2.7
Building Materials ......................       50,169,918           2.6
Computer Communications .................       64,098,700           3.3
Computer Software .......................       45,864,000           2.4
Consumer Electronics/Appliances .........       51,882,353           2.7
Discount Chains .........................       55,320,000           2.8
Diversified Electronic Products .........       55,476,127           2.8
Diversified Financial Services ..........      102,337,678           5.3
E.D.P. Peripherals ......................       62,621,737           3.2
Electrical Products .....................       41,610,000           2.1
Electronic Data Processing ..............       47,947,255           2.5
Electronic Production Equipment .........       53,000,000           2.7
Industrial Machinery/Components .........       45,805,126           2.4
Internet Services .......................       65,782,188           3.4
Life Insurance ..........................       54,651,279           2.8
Major Banks .............................       47,850,000           2.5
Major Chemicals .........................       37,903,294           1.9
Major Pharmaceuticals ...................       47,840,000           2.5
Major U.S. Telecommunications ...........       46,801,125           2.4
Media Conglomerates .....................       84,526,066           4.3
Medical Equipment & Supplies ............       48,282,750           2.5
Motor Vehicles ..........................       44,600,940           2.3
Multi-Line Insurance ....................       46,403,408           2.4
Multi-Sector Companies ..................       52,910,000           2.7
Oil Refining/Marketing ..................       52,745,786           2.7
Oilfield Services/Equipment .............       83,488,663           4.3
Packaged Foods ..........................       43,423,549           2.2
Paper ...................................       50,765,687           2.6
Repurchase Agreement ....................          719,048           0.0
Semiconductors ..........................       42,910,000           2.2
Specialty Chemicals .....................       38,221,784           2.0
Telecommunications ......................      103,008,588           5.3
Telecommunications Equipment ............       51,143,750           2.6
U.S. Government Agency ..................       11,000,000           0.6
                                            --------------         -----
                                            $1,949,023,064         100.1%
                                            ==============         =====

                                                                 PERCENT OF
TYPE OF INVESTMENT                                VALUE          NET ASSETS
--------------------------------------------------------------------------------
Common Stocks ...........................   $1,893,368,325          97.2%
Preferred Stock .........................       43,935,691           2.3
Short-Term Investments ..................       11,719,048           0.6
                                            --------------         -----
                                            $1,949,023,064         100.1%
                                            ==============         =====


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999 (unaudited)


ASSETS:
Investments in securities, at value
   (identified cost $1,550,064,697) ................  $1,949,023,064
Receivable for:
     Shares of beneficial interest sold ............       1,713,287
     Foreign withholding taxes reclaimed ...........       1,337,338
     Dividends .....................................       1,231,818
Deferred organizational expenses ...................          90,997
Prepaid expenses and other assets ..................         112,755
                                                      --------------
    TOTAL ASSETS ...................................   1,953,509,259
                                                      --------------
LIABILITIES:
Payable for:
     Shares of beneficial interest repurchased .....       3,635,005
     Plan of distribution fee ......................       1,271,511
     Investment management fee .....................       1,106,871
Accrued expenses and other payables ................         197,747
                                                      --------------
    TOTAL LIABILITIES ..............................       6,211,134
                                                      --------------
    NET ASSETS .....................................  $1,947,298,125
                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................  $1,598,591,999
Net unrealized appreciation ........................     398,904,568
Accumulated net investment loss ....................      (8,656,703)
Accumulated net realized loss ......................     (41,541,739)
                                                      --------------
    NET ASSETS .....................................  $1,947,298,125
                                                      ==============
CLASS A SHARES:
Net Assets .........................................     $95,252,481
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................       7,794,098
    NET ASSET VALUE PER SHARE ......................          $12.22
                                                              ======
    MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54% of net
          asset value) .............................          $12.90
                                                              ======
CLASS B SHARES:
Net Assets .........................................  $1,706,348,506
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................     141,274,587
    NET ASSET VALUE PER SHARE ......................          $12.08
                                                              ======
CLASS C SHARES:
Net Assets .........................................    $141,332,575
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................      11,667,746
    NET ASSET VALUE PER SHARE ......................          $12.11
                                                              ======
CLASS D SHARES:
Net Assets .........................................      $4,364,563
Shares Outstanding (unlimited authorized,
   $.01 par value) .................................         356,036
    NET ASSET VALUE PER SHARE ......................          $12.26
                                                              ======

STATEMENT OF OPERATIONS
For the six months ended November 30, 1999 (unaudited)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $629,749 foreign withholding
   tax) ...........................................    $  7,841,790
Interest ..........................................         620,944
                                                       ------------
    TOTAL INCOME ..................................       8,462,734
                                                       ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         114,590
Plan of distribution fee (Class B shares) .........       8,367,290
Plan of distribution fee (Class C shares) .........         622,943
Investment management fee .........................       6,166,105
Transfer agent fees and expenses ..................       1,259,038
Custodian fees ....................................         228,619
Registration fees .................................         122,042
Shareholder reports and notices ...................         111,325
Professional fees .................................          40,310
Organizational expenses ...........................          14,076
Trustees' fees and expenses .......................           6,379
Other .............................................          12,958
                                                       ------------
    TOTAL EXPENSES ................................      17,065,675
                                                       ------------
    NET INVESTMENT LOSS ...........................      (8,602,941)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain/loss on:
     Investments ..................................      34,001,224
     Foreign exchange transactions ................        (129,364)
                                                       ------------
    NET GAIN ......................................      33,871,860
                                                       ------------
Net change in unrealized appreciation/depreciation on:
     Investments ..................................     196,413,597
     Translation of forward foreign currency
        contracts, other assets and liabilities
        denominated in foreign currencies .........          56,298
                                                       ------------
    NET APPRECIATION ..............................     196,469,895
                                                       ------------
    NET GAIN ......................................     230,341,755
                                                       ------------
NET INCREASE ......................................    $221,738,814
                                                       ============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE SIX          FOR THE YEAR
                                                             MONTHS ENDED            ENDED
                                                          NOVEMBER 30, 1999       MAY 31, 1999
                                                         -------------------   -----------------
                                                               (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $   (8,602,941)      $  (10,158,583)
Net realized gain (loss) .............................         33,871,860          (62,024,654)
Net change in unrealized appreciation ................        196,469,895          148,966,094
                                                           --------------       --------------
   NET INCREASE ......................................        221,738,814           76,782,857
                                                           --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares .......................................            --                  (518,953)
Class B shares .......................................            --                (5,088,869)
Class C shares .......................................            --                  (458,864)
Class D shares .......................................            --                   (41,260)
                                                           --------------       --------------
   TOTAL DIVIDENDS ...................................            --                (6,107,946)
                                                           --------------       --------------
Net decrease from transactions in shares of beneficial
  interest ...........................................       (133,113,496)        (223,088,882)
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................         88,625,318         (152,413,971)
NET ASSETS:
Beginning of period ..................................      1,858,672,807        2,011,086,778
                                                           --------------       --------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $8,656,703 and $53,762, respectively)..............     $1,947,298,125       $1,858,672,807
                                                           ==============       ==============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Notes to Financial Statements November 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Notes to Financial Statements November 30, 1999 (unaudited) continued


to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Notes to Financial Statements November 30, 1999 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES - The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% of the portion of the daily net assets not exceeding $1.5 billion and 0.625% of the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Portfolio's investments, the Investment Manager maintains certain of the Portfolio's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Portfolio who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Portfolio.

3. PLAN OF DISTRIBUTION

Shares of the Portfolio are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares,

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Notes to Financial Statements November 30, 1999 (unaudited) continued


amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, including carrying charges, totaled $75,697,846 at November 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.88%, respectively.

The Distributor has informed the Portfolio that for the six months ended November 30, 1999, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of $728, $2,658,123 and $13,775, respectively and received $39,925 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Notes to Financial Statements November 30, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1999 aggregated $313,090,058 and $440,593,127, respectively.

For the six months ended November 30, 1999, the Fund incurred brokerage commissions of $665,034 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                  FOR THE SIX                        FOR THE YEAR
                                                  MONTHS ENDED                          ENDED
                                               NOVEMBER 30, 1999                     MAY 31, 1999
                                       ---------------------------------- ----------------------------------
                                                 (unaudited)
                                            SHARES           AMOUNT             SHARES           AMOUNT
                                       --------------- ------------------  --------------- ------------------
CLASS A SHARES
Sold .................................       185,813     $    2,168,298        1,703,197     $   16,901,264
Reinvestment of dividends ............         --                --               49,227            485,379
Redeemed .............................    (1,502,528)       (17,322,270)      (3,997,606)       (41,066,748)
                                          ----------     --------------       ----------     --------------
Net decrease - Class A ...............    (1,316,715)       (15,153,972)      (2,245,182)       (23,680,105)
                                          ----------     --------------       ----------     --------------
CLASS B SHARES
Sold .................................     5,536,679         63,989,784       36,363,867        364,351,913
Reinvestment of dividends ............         --                --              485,760          4,770,136
Redeemed .............................   (14,330,647)      (165,131,788)     (52,155,178)      (526,365,062)
                                         -----------     --------------      -----------     --------------
Net decrease - Class B ...............    (8,793,968)      (101,142,004)     (15,305,551)      (157,243,013)
                                         -----------     --------------      -----------     --------------
CLASS C SHARES
Sold .................................       471,726          5,459,115        3,595,166         35,695,226
Reinvestment of dividends ............         --                --               44,094            432,997
Redeemed .............................    (1,979,953)       (22,702,866)      (7,517,956)       (76,432,043)
                                         -----------     --------------      -----------     --------------
Net decrease - Class C ...............    (1,508,227)       (17,243,751)      (3,878,696)       (40,303,820)
                                         -----------     --------------      -----------     --------------
CLASS D SHARES
Sold .................................       252,907          2,974,084          368,735          3,798,090
Reinvestment of dividends ............         --                --                2,677             26,448
Redeemed .............................      (229,193)        (2,547,853)        (560,154)        (5,686,482)
                                         -----------     --------------      -----------     --------------
Net increase (decrease) - Class D ....        23,714            426,231         (188,742)        (1,861,944)
                                         -----------     --------------      -----------     --------------
Net decrease in Fund .................   (11,595,196)    $ (133,113,496)     (21,618,171)    $ (223,088,882)
                                         ===========     ==============      ===========     ==============

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Notes to Financial Statements November 30, 1999 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

At May 31, 1999, the Fund had a net capital loss carryover of approximately $60,680,000 which will be available through May 31, 2007 to offset future capital gains to the extent provided by regulations. Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

As of May 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Portfolio may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 1999, there were no outstanding forward contracts.

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                         FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR    FEBRUARY 25, 1998*
                                                     MONTHS ENDED           ENDED           THROUGH
                                                   NOVEMBER 30, 1999     MAY 31, 1999      MAY 31, 1998
                                                ----------------------  -------------- -------------------
                                                      (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........         $10.84             $10.37            $10.00
                                                        ------             ------            ------
Income (loss) from investment operations:
 Net investment income (loss) .................          (0.01)              0.02              0.05
 Net realized and unrealized gain .............           1.39               0.49              0.32
                                                        ------             ------            ------
Total income from investment operations .......           1.38               0.51              0.37
                                                        ------             ------            ------
Less dividends from net investment income .....            -                (0.04)              -
                                                        ------             ------            ------
Net asset value, end of period ................         $12.22             $10.84            $10.37
                                                        ======             ======            ======
TOTAL RETURN+ .................................          12.73 %(1)          5.01%             3.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................           1.07 %(2)(3)       1.10%(3)          1.13%(2)
Net investment income (loss) ..................          (0.19)%(2)(3)       0.18%(3)          1.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......        $95,252            $98,784          $117,750
Portfolio turnover rate .......................             17 %(1)            97%               19%(1)

-------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Financial Highlights, continued


                                                                                                   FOR THE PERIOD
                                                           FOR THE SIX          FOR THE YEAR     FEBRUARY 25, 1998*
                                                          MONTHS ENDED              ENDED             THROUGH
                                                        NOVEMBER 30, 1999       MAY 31, 1999        MAY 31, 1998
                                                    ------------------------ ------------------ -------------------
                                                          (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............        $10.76                  $10.35            $10.00
                                                           ------                  ------            ------
Income (loss) from investment operations:
 Net investment income (loss) .....................         (0.05)                  (0.06)             0.03
 Net realized and unrealized gain .................          1.37                    0.50              0.32
                                                           ------                  ------            ------
Total income from investment operations ...........          1.32                    0.44              0.35
                                                           ------                  ------            ------
Less dividends from net investment income .........           -                     (0.03)              -
                                                           ------                  ------            ------
Net asset value, end of period ....................        $12.08                  $10.76            $10.35
                                                           ======                  ======            ======
TOTAL RETURN + ....................................         12.27 %(1)               4.27 %            3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          1.83 %(2)(3)            1.86 %(3)         1.88%(2)
Net investment income (loss) ......................         (0.95)%(2)(3)           (0.58)%(3)         0.92%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........    $1,706,349              $1,614,229        $1,711,433
Portfolio turnover rate ...........................            17 %(1)                 97 %              19%(1)

--------------
*      Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Financial Highlights, continued


                                                                                                  FOR THE PERIOD
                                                          FOR THE SIX          FOR THE YEAR     FEBRUARY 25, 1998*
                                                         MONTHS ENDED              ENDED             THROUGH
                                                       NOVEMBER 30, 1999       MAY 31, 1999        MAY 31, 1998
                                                    ------------------------ ------------------ -------------------
                                                            (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $10.78                $10.35              $10.00
                                                            ------                ------              ------
Income (loss) from investment operations:
 Net investment income (loss) .....................          (0.05)                (0.04)               0.03
 Net realized and unrealized gain .................           1.38                  0.50                0.32
                                                            ------                ------              ------
Total income from investment operations ...........           1.33                  0.46                0.35
                                                            ------                ------              ------
Less dividends from net investment income .........            -                   (0.03)                -
                                                            ------                ------              ------
Net asset value, end of period ....................         $12.11                $10.78              $10.35
                                                            ======                ======              ======
TOTAL RETURN + ....................................          12.34 %(1)             4.44 %              3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           1.71 %(2)(3)          1.69 %(3)           1.88%(2)
Net investment income (loss) ......................          (0.83)%(2)(3)         (0.41)%(3)           0.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $141,333              $142,048            $176,497
Portfolio turnover rate ...........................             17 %(1)               97 %                19%(1)

--------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Competitive Edge Fund
"Best Ideas" Portfolio
Financial Highlights, continued


                                                                                               FOR THE PERIOD
                                                          FOR THE SIX        FOR THE YEAR    FEBRUARY 25, 1998*
                                                         MONTHS ENDED            ENDED            THROUGH
                                                       NOVEMBER 30, 1999     MAY 31, 1999       MAY 31, 1998
                                                    ---------------------- ---------------- -------------------
                                                        (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............        $10.87                $10.38            $10.00
                                                           ------                ------            ------
Income from investment operations:
 Net investment income ............................           -                    0.03              0.08
 Net realized and unrealized gain .................          1.39                  0.51              0.30
                                                           ------                ------            ------
Total income from investment operations ...........          1.39                  0.54              0.38
                                                           ------                ------            ------
Less dividends from net investment income .........           -                   (0.05)              -
                                                           ------                ------            ------
Net asset value, end of period ....................        $12.26                $10.87            $10.38
                                                           ======                ======            ======
TOTAL RETURN+ .....................................         12.79%(1)              5.26%             3.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          0.83%(2)(3)           0.86%(3)          0.92%(2)
Net investment income .............................          0.05%(2)(3)           0.42%(3)          2.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $4,365                $3,611            $5,407
Portfolio turnover rate ...........................            17 %(1)               97%               19%(1)

--------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

[GRAPHIC OMITTED]

SEMIANNUAL REPORT
NOVEMBER 30, 1999